Siebert Williams Shank Shares For Participants [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Siebert Williams Shank Shares | Siebert Williams Shank Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.20%	3.11%	2.06%